Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Acquisitions
Schedule of purchase price for the transaction

Final
Tove Knutsen
December 31,
(U.S. Dollars in thousands)	2020
Purchase consideration (1)	$21,898
Less: Fair value of net assets acquired:
Vessels and equipment (2)	117,978
Cash	804
Inventories	136
Derivatives assets (liabilities)	(3,537)
Others current assets	270
Amounts due from related parties	—
Long-term debt	(93,139)
Long-term debt from related parties	—
Deferred debt issuance costs	769
Trade accounts payable	(430)
Accrued expenses	(622)
Amounts due to related parties	(331)
Total purchase consideration	21,898
Difference between the purchase price and fair value of net assets acquired	$—
(1)	The purchase consideration comprises the following:

Final
Tove Knutsen
December 31,
(U.S. Dollars in thousands)	2020
Cash consideration paid to KNOT (from KNOP)	$25,430
Purchase price adjustments	(3,596)
Acquisition-related costs	64
Purchase price	$21,898
(2)	Vessel and equipment includes allocation to dry docking (in thousands) of $3,040.